Guarantor and Non-Guarantor Financial Statements - Condensed Consolidating Statement of Comprehensive Income (Loss) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Condensed Income Statements, Captions [Line Items]
Net sales	$ 252,091	$ 249,776	$ 750,359	$ 746,008
Cost of sales	203,960	190,847	605,900	567,006
Gross profit	48,131	58,929	144,459	179,002
Operating expenses
Selling and warehousing	(17,123)	(16,131)	(53,202)	(50,615)
General and administrative	(10,796)	(13,767)	(36,821)	(44,887)
Amortization of acquired intangible assets	(5,542)	(5,572)	(16,629)	(16,626)
Restructuring costs, net (Note 2)	(827)	(697)	(2,936)	(4,464)
Antitrust litigation costs	(141)	(283)	(181)	(1,167)
Operating income (loss)	13,702	22,479	34,690	61,243
Other expense
Interest (expense) income, net	(13,628)	(13,492)	(37,766)	(41,204)
Intercompany interest
Miscellaneous, net	(1,329)	(2,009)	(1,986)	(4,889)
(Loss) income before income taxes	(1,255)	6,978	(5,062)	15,150
Income tax (expense) benefit	(580)	(2,179)	(169)	(7,881)
Net (loss) income before equity in earnings of subsidiaries	(1,835)	4,799	(5,231)	7,269
Equity (deficit) in earnings of subsidiaries
Net (loss) income	(1,835)	4,799	(5,231)	7,269
Comprehensive (loss) income	(390)	6,342	(2,762)	24,165
Eliminations [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	(28,253)	(28,517)	(90,042)	(88,257)
Cost of sales	(28,253)	(28,517)	(90,042)	(88,257)
Gross profit
Operating expenses
Selling and warehousing
General and administrative
Amortization of acquired intangible assets
Restructuring costs, net (Note 2)
Antitrust litigation costs
Operating income (loss)
Other expense
Interest (expense) income, net
Intercompany interest
Miscellaneous, net
(Loss) income before income taxes
Income tax (expense) benefit
Net (loss) income before equity in earnings of subsidiaries
Equity (deficit) in earnings of subsidiaries	(1,695)	(20,311)	(15,261)	(37,670)
Net (loss) income	(1,695)	(20,311)	(15,261)	(37,670)
Comprehensive (loss) income	(25,466)	(42,126)	(22,366)	(99,432)
Parent Guarantor UCI Holdings Limited [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Cost of sales
Gross profit
Operating expenses
Selling and warehousing
General and administrative				(3)
Amortization of acquired intangible assets
Restructuring costs, net (Note 2)
Antitrust litigation costs
Operating income (loss)				(3)
Other expense
Interest (expense) income, net
Intercompany interest
Miscellaneous, net	1
(Loss) income before income taxes	1			(3)
Income tax (expense) benefit
Net (loss) income before equity in earnings of subsidiaries	1			(3)
Equity (deficit) in earnings of subsidiaries	(1,836)	4,799	(5,231)	7,272
Net (loss) income	(1,835)	4,799	(5,231)	7,269
Comprehensive (loss) income	19,801	23,351	(1,044)	50,599
Issuer UCI International [Member]
Condensed Income Statements, Captions [Line Items]
Net sales
Cost of sales
Gross profit
Operating expenses
Selling and warehousing
General and administrative	(1,274)	(5,781)	(7,444)	(14,495)
Amortization of acquired intangible assets
Restructuring costs, net (Note 2)
Antitrust litigation costs
Operating income (loss)	(1,274)	(5,781)	(7,444)	(14,495)
Other expense
Interest (expense) income, net	(13,653)	(13,469)	(40,700)	(41,128)
Intercompany interest	5,568	5,630	16,705	16,767
Miscellaneous, net
(Loss) income before income taxes	(9,359)	(13,620)	(31,439)	(38,856)
Income tax (expense) benefit	4,220	4,374	11,954	13,400
Net (loss) income before equity in earnings of subsidiaries	(5,139)	(9,246)	(19,485)	(25,456)
Equity (deficit) in earnings of subsidiaries	3,303	14,045	14,254	32,728
Net (loss) income	(1,836)	4,799	(5,231)	7,272
Comprehensive (loss) income	(391)	6,342	(2,762)	24,168
Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	236,929	237,792	706,941	709,965
Cost of sales	192,715	184,461	576,879	547,002
Gross profit	44,214	53,331	130,062	162,963
Operating expenses
Selling and warehousing	(15,282)	(14,492)	(48,026)	(45,514)
General and administrative	(8,572)	(6,989)	(26,504)	(26,962)
Amortization of acquired intangible assets	(5,308)	(5,347)	(15,927)	(15,937)
Restructuring costs, net (Note 2)	(767)	(524)	(1,676)	(1,237)
Antitrust litigation costs	(46)	(283)	(86)	(1,167)
Operating income (loss)	14,239	25,696	37,843	72,146
Other expense
Interest (expense) income, net		(14)	(8)	(44)
Intercompany interest	(5,497)	(5,540)	(16,481)	(16,496)
Miscellaneous, net	(1,366)	(2,016)	(4,072)	(4,895)
(Loss) income before income taxes	7,376	18,126	17,282	50,711
Income tax (expense) benefit	(4,301)	(5,548)	(9,266)	(15,653)
Net (loss) income before equity in earnings of subsidiaries	3,075	12,578	8,016	35,058
Equity (deficit) in earnings of subsidiaries	228	1,467	6,238	(2,330)
Net (loss) income	3,303	14,045	14,254	32,728
Comprehensive (loss) income	4,748	15,588	16,723	49,624
Non-Guarantor Subsidiaries [Member]
Condensed Income Statements, Captions [Line Items]
Net sales	43,415	40,501	133,460	124,300
Cost of sales	39,498	34,903	119,063	108,261
Gross profit	3,917	5,598	14,397	16,039
Operating expenses
Selling and warehousing	(1,841)	(1,639)	(5,176)	(5,101)
General and administrative	(950)	(997)	(2,873)	(3,427)
Amortization of acquired intangible assets	(234)	(225)	(702)	(689)
Restructuring costs, net (Note 2)	(60)	(173)	(1,260)	(3,227)
Antitrust litigation costs	(95)		(95)
Operating income (loss)	737	2,564	4,291	3,595
Other expense
Interest (expense) income, net	25	(9)	2,942	(32)
Intercompany interest	(71)	(90)	(224)	(271)
Miscellaneous, net	36	7	2,086	6
(Loss) income before income taxes	727	2,472	9,095	3,298
Income tax (expense) benefit	(499)	(1,005)	(2,857)	(5,628)
Net (loss) income before equity in earnings of subsidiaries	228	1,467	6,238	(2,330)
Equity (deficit) in earnings of subsidiaries
Net (loss) income	228	1,467	6,238	(2,330)
Comprehensive (loss) income	$ 918	$ 3,187	$ 6,687	$ (794)